Financial risk management - Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		₩ 956,791,920	₩ 897,928,985
Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	487,523,988	444,195,263
Due from banks and loans at amortized cost | Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	199,809,576	177,454,344
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	27,228,308	21,981,065
Due from banks and loans at amortized cost | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	218,713,457	202,763,657
Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	1,915,396	1,789,305
Deposits and loans at FVTPL | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	1,780,787	1,550,565
Securities at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		67,134,121	65,575,798
Securities measured at FVOCI
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		92,016,210	88,637,000
Securities at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2]	33,315,999	35,686,487
Derivative assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		10,279,257	4,711,421
Other financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2],[3]	23,116,960	26,880,554
Guarantee contracts
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		22,509,195	18,374,287
Loan commitments and other credit liabilities
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		218,980,794	212,078,870
Banks | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	14,058,051	15,099,247
Banks | Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	134,609	238,740
Card receivable | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	₩ 27,714,596	₩ 26,896,950

[1]	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).
[2]	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.
[3]	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.